Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	PKF Littlejohn LLP
Auditor Firm ID	2814
Auditor Location	London, England
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying Consolidated Balance Sheets of Horizon Quantum Holdings Ltd and its subsidiaries (the “Group”) as of December 31, 2025, and the related Consolidated Statements of Operations, Consolidated Statements of Stockholders’ Deficit and Consolidated Statements of Cash Flows for the period ended December 31 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Group as of December 31, 2025 and the results of its operations and its cash flows for the period ended December 2025 in conformity with the accounting principles generally accepted in the United States of America (“U.S. GAAP”).